Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2021	$3,443,332	$164,054	$91,738	$35,516	$89,754	$3,824,394
Cumulative effect adjustment(2)	—	—	—	—	(758)	(758)
Additions(3)	—	261	631	10,074	311,822	322,788
Disposals/retirements	(59,500)	(2,812)	(4,949)	(2,760)	—	(70,021)
Transfers from assets under construction	—	5,948	3,913	—	(9,861)	—
Reclassifications(3)	—	4,276	(5,047)	771	(735)	(735)
Impact of foreign exchange	(5,322)	58	(551)	(221)	318	(5,718)
Cost as at December 31, 2021	3,378,510	171,785	85,735	43,380	390,540	4,069,950
Additions	—	56	865	921	54,570	56,412
Disposals/retirements	—	(1,415)	(2,464)	(932)	—	(4,811)
Transfers from assets under construction	—	1,862	1,526	—	(3,388)	—
Impact of foreign exchange	55,463	2,296	558	983	28,513	87,813
Cost as at December 31, 2022	$3,433,973	$174,584	$86,220	$44,352	$470,235	$4,209,364
Accumulated depreciation and impairment as at January 1, 2021	$(2,322,929)	$(118,821)	$(58,659)	$(5,459)	$—	$(2,505,868)
Depreciation	(182,848)	(10,121)	(7,817)	(2,986)	—	(203,772)
Disposals/retirements	59,500	2,627	4,231	1,420	—	67,778
Reclassifications	—	(3,667)	4,438	(771)	—	—
Impact of foreign exchange	910	118	118	454	—	1,600
Accumulated depreciation and impairment as at December 31, 2021	(2,445,367)	(129,864)	(57,689)	(7,342)	—	(2,640,262)
Depreciation	(172,331)	(8,786)	(4,313)	(3,325)	—	(188,755)
Disposals/retirements	—	1,414	2,296	462	—	4,172
Impact of foreign exchange	(18,734)	(945)	(517)	(239)	—	(20,435)
Accumulated depreciation and impairment as at December 31, 2022	$(2,636,432)	$(138,181)	$(60,223)	$(10,444)	$—	$(2,845,280)
Net carrying values
As at December 31, 2021	$933,143	$41,921	$28,046	$36,038	$390,540	$1,429,688
As at December 31, 2022	$797,541	$36,403	$25,997	$33,908	$470,235	$1,364,084

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(1)      Right-of-use assets consisted primarily of property leases.

(2)      A cumulative effect adjustment was recorded on January 1, 2021 to asset under construction, as a result of the change in accounting policy associated with SaaS (Note 3).

(3)      The change in accounting policy associated with SaaS also resulted in restatement of the following amounts to assets under construction (Note 3):

Year ended December 31, 2021
Additions
As reported	$313,909
Change in accounting policy associated with SaaS	(2,087)
Restated	$311,822
Reclassifications
As reported	$(1,493)
Change in accounting policy associated with SaaS	758
Restated	$(735)

Substantially all of the Company’s satellites, property and other equipment, excluding those in the unrestricted subsidiaries, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes as at December 31, 2022 (Note 24).

Borrowing costs

For the year ended December 31, 2022 and 2021 there were no borrowing costs capitalized.

Impairment

No impairment was recognized for the years ended December 31, 2022 and 2021.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.